Common Stock (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 04, 2022	Feb. 02, 2022	Jan. 23, 2022	Feb. 22, 2022	Jan. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Mar. 31, 2021	Aug. 31, 2020
Common Stock (Details) [Line Items]
Common stock, authorized						100,000,000	29,977,303	11,000,000
Common stock, par value (in Dollars per share)						$ 0.001	$ 0.001	$ 0.001
Common stock share issued						1	1
Common stock share outstanding						1
Sale and issuance of common stock. (in Dollars)								$ 500,000
Net proceeds (in Dollars)								$ 6,100,000
Aggregate shares						3,072,870	3,072,870
Common stock, outstanding						15,082,771	12,944,213	2,293,154		12,944,213
Net proceeds from the Business Combination (in Dollars)						$ 11,900,000
Escrowed amount (in Dollars)						7,700,000	$ 7,600,000
Released amount (in Dollars)						$ 4,200,000	$ 4,200,000
Share issued						3,480,692	3,480,692
Common stock, issued						15,082,771	12,944,213	2,293,154		12,944,213
Cash dividend (in Dollars)						$ 0
Common stock purchase agreements [Member]
Common Stock (Details) [Line Items]
Issuance of common stock								6,292,140
Purchase Agreements [Member]
Common Stock (Details) [Line Items]
Sale and issuance of common stock. (in Dollars)								$ 37,000
PIPE Investment [Member]
Common Stock (Details) [Line Items]
Net proceeds (in Dollars)			$ 7,300,000
Share issued			1,293,126
Forward Share Purchase agreement [Member]
Common Stock (Details) [Line Items]
Cancelled shares						750,000
Escrow amount (in Dollars)						$ 7,700,000
Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock, authorized											11,000,000
Common stock, par value (in Dollars per share)											$ 0.001
Common stock share issued						1	2,308,877	2,293,154
Common stock share outstanding							2,308,877	2,293,154
Sale and issuance of common stock. (in Dollars)					$ 600,000		$ 6,100,000	$ 5,500,000
Net proceeds for common stock (in Dollars)								$ 37,000
Common stock, outstanding						12,944,213
Share issued							10,500,000
Pre-Funded Warrants [Member]
Common Stock (Details) [Line Items]
Share issued				1,293,541
Purchase price (in Dollars per share)				$ 12.94
Shares of common stock				1,293,541
Warrant [Member]
Common Stock (Details) [Line Items]
Purchase price (in Dollars per share)		$ 5,073
Shares of common stock		1,891				165,976
Purchase price (in Dollars)		$ 5,073
Common Stock Issuance [Member]
Common Stock (Details) [Line Items]
Common stock, issued									300,000
Business Combination [Member]
Common Stock (Details) [Line Items]
Common stock, authorized						100,000,000		29,977,303
Common stock, par value (in Dollars per share)						$ 0.001		$ 0.001
Aggregate shares						9,871,343	9,871,343
Business Combination [Member] | Forward Share Purchase agreement [Member]
Common Stock (Details) [Line Items]
Cancelled shares	750,000
Escrow amount (in Dollars)	$ 7,700,000